Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
Beginning of financial year	€ 1,085,632
Additions	302,000	€ 117,000
End of financial year	1,380,924
Cost
Property, plant and equipment
Beginning of financial year	1,148,219
Additions	301,637
Disposals	(306)
Exchange differences	19,115
End of financial year	1,468,665
Accumulated depreciation and impairment
Property, plant and equipment
Beginning of financial year	(62,587)
Depreciation charge	(22,325)
Disposals	306
Exchange differences	(3,135)
End of financial year	(87,741)
Vessels
Property, plant and equipment
End of financial year	626,453
Vessels | Cost
Property, plant and equipment
Beginning of financial year	566,360
Additions	2,590
Transfer from assets under construction	127,232
Exchange differences	12,805
End of financial year	708,987
Vessels | Accumulated depreciation and impairment
Property, plant and equipment
Beginning of financial year	(58,727)
Depreciation charge	(20,930)
Exchange differences	(2,877)
End of financial year	(82,534)
Dry dock
Property, plant and equipment
End of financial year	12,343
Dry dock | Cost
Property, plant and equipment
Beginning of financial year	9,135
Additions	7,630
Exchange differences	40
End of financial year	16,805
Dry dock | Accumulated depreciation and impairment
Property, plant and equipment
Beginning of financial year	(3,548)
Depreciation charge	(903)
Exchange differences	(11)
End of financial year	(4,462)
Other fixtures and fittings
Property, plant and equipment
End of financial year	3,135
Other fixtures and fittings | Cost
Property, plant and equipment
Beginning of financial year	979
Additions	2,614
Transfer from assets under construction	157
Disposals	(306)
Exchange differences	436
End of financial year	3,880
Other fixtures and fittings | Accumulated depreciation and impairment
Property, plant and equipment
Beginning of financial year	(312)
Depreciation charge	(492)
Disposals	306
Exchange differences	(247)
End of financial year	(745)
Assets under construction
Property, plant and equipment
Additions	250,000
End of financial year	738,993
Assets under construction | Cost
Property, plant and equipment
Beginning of financial year	571,745
Additions	288,803
Transfer from assets under construction	(127,389)
Exchange differences	5,834
End of financial year	€ 738,993